Patents (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Patents
	December 31, 2017		December 31, 2016

Adva-27a US Patent	$		$155,940
Adva-27a Worldwide Patents	$		$462,870

Total	$		$618,810
Less: accumulated amortization			(62,690)
Loss on impairment			(556,120)
Total
		$-0-	$-0-